UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices)--(Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports wit the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

September 30, 2019

Volumetric Fund, Inc.

   Conservative Equity Growth Fund

Third Quarter

Report 2019

 IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund  at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund  at 800-541-3863 or info@volumetric.com.

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) per share has advanced 14.06% in 2019, as of September 30th. This includes a slight decline of 0.38% during the third quarter. Overall, as of September 30, 2019, our NAV closed at $21.01, down from the June 30, 2019 NAV of $21.09. Our cash and money market positions, at the end of the third quarter, were 18.5% and securities were 81.5%.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $350,013, as of September 30, 2019 (see Volumetric Index Table on page 2). This is equivalent to a 9.1% compounded annual growth rate since the Fund’s first full year of operation in 1979.

PORTFOLIO REVIEW (unaudited)

At the end of the third quarter we had 53 securities in our portfolio. The average security was up 46.6%, with 47 gainers and 6 losers. As of September 30, our best percentage gainer was Cintas Corp, a provider of corporate uniforms and other ancillary items, which more than doubled, with a 276.7% unrealized gain. Our worst percentage performer was Cooper Companies Inc., a medical device company operating through their vision and surgical business units, with a 10.7% unrealized loss.

During the third quarter we purchased 4 stocks and sold 9 stocks, as indicated below.

Purchases: Allstate Corp., Amphenol Corp., Cooper Companies Inc., and CSX Corp.

Sales: Bristol-Meyers Squibb Co., Caterpillar Inc., Darden Restaurants Inc., Humana Inc., Intel Corp., International Flavors & Fragrances Inc., J.M. Smucker Co., Pinnacle West Capital Corp., and Unum Group.

Our most profitable sale of a stock, on a percentage basis, was J.M. Smucker Co. with a 17.6% gain. Conversely, our worst performing sale of a stock, on a percentage basis was Unum Group with a 28.8% loss.

TOP STOCK GAINERS (unaudited)

As of September 30, 2019, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

VOLUMETRIC INDEX TABLE (unaudited)

The following table shows the change in value at period end of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index.

Period Ending 12/31	Volumetric Index* $	Period Ending 12/31	Volumetric Index* $
9/30/2019	350,013	1998	134,918
2018	306,865	1997	121,987
2017	341,967	1996	103,189
2016	291,028	1995	89,336
2015	261,446	1994	76,104
2014	274,379	1993	77,839
2013	256,464	1992	76,311
2012	202,839	1991	68,902
2011	191,527	1990	50,963
2010	190,622	1989	53,743
2009	164,687	1988	46,349
2008	135,349	1987	38,637
2007	193,239	1986	39,225
2006	187,400	1985	36,524
2005	176,228	1984	27,696
2004	172,799	1983	25,963
2003	152,246	1982	21,876
2002	116,682	1981	18,712
2001	133,167	1980	15,991
2000	139,355	1979	11,630
1999	141,866	1978	10,000

*The Volumetric Index indicates the Fund’s total return after expenses were deducted and dividend distributions were reinvested.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund’s proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

UPDATE AND OTHER NEWS

“No Fee” Roth and Traditional IRAs are available at Volumetric Fund.  You may be eligible to contribute $6,000 to your IRA or $7,000, if you are age 50 or over. Please check with your tax preparer before contributing. Also, you may be interested in transferring your 401(K) or other retirement accounts into Volumetric Fund.  As always, this may be a good time to review your beneficiary designations.

Volumetric Fund will declare its annual dividend and capital gain distribution in December. The date of record is scheduled for December 27, 2019 with the ex-dividend/reinvestment date of December 30, 2019 and the payment date of December 31, 2019.

October can be a volatile time for the stock market and as of this writing, October has opened the 4th quarter on a slight decline. Consequently, utilizing our Volume and Range System, the Fund has maintained a defensive cash position in the range of 19%. As soon as our volume analysis indicates a buy signal, we will aggressively put our cash back to work. Soon, we will enter the strongest seasonal period of the year for stocks, November and December. With our small fund flexibility, we can reduce our cash position quickly.

Thank you for your trust and confidence. Please do not hesitate to contact us, if you have any questions.

October 4, 2019

Sincerely,

 Irene J Zawitkowski    Jeffrey Gibs

      Gabriel Gibs

 Chair & CEO

    President

Chair Emeritus

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
September 30, 2019
(unaudited)

Equities: 81.5%

SHARES	COMPANY	VALUE
	Aerospace & Defense -- 4.4%	
2,300	General Dynamics Corp	$ 420,279
5,100	L3Harris Technologies Inc	1,064,064
		1,484,343
	Chemicals -- 4.6%	
2,400	Air Products & Chemicals	532,464
7,300	FMC Corp	640,064
17,700	Mosaic Company	362,850
		1,535,378
	Computer Software -- 7.2%	
1,500	Adobe Systems Inc*	414,375
5,000	Autodesk Inc*	738,500
5,200	Microsoft Corp	722,956
3,700	Salesforce.com Inc*	549,228
		2,425,059
	Computers and Semiconductors -- 3.8%	
2,400	Apple Inc	537,528
9,600	Applied Materials Inc	479,040
14,000	HP Inc	264,880
		1,281,448
	Construction -- 6.1%	
6,200	Jacobs Engineering Group	567,300
8,600	Lennar Corp - Class A	480,310
7,300	Owens Corning	461,360
3,600	Vulcan Materials Co	544,464
		2,053,434
	Distributors -- 1.3%	
14,000	LKQ Corp*	440,300
		440,300
	Electrical Equipment -- 3.0%	
6,200	Ametek Inc	569,284
5,200	Baxter International Inc	454,844
		1,024,128
	Electronic Services -- 6.3%	
3,300	Automatic Data Processing Inc	532,686
3,900	Broadridge Financial Solutions Inc	485,277
5,200	Paychex Inc	430,404
3,900	Visa Inc Class A	670,839
		2,119,206
	Electronics -- 4.8%	
4,300	Amphenol Corp - Class A	414,950
10,400	Cisco Systems Inc	513,864
10,100	Corning Inc	288,052
7,800	Flir Systems Inc	410,202
		1,627,068
	Energy -- 1.1%	
3,200	Chevron Corp	379,520
		379,520
	ETF (Exchange Traded Fund) -- 4.4%	
5,000	SPDR S&P 500 Trust	1,483,850
		1,483,850
	Financials -- 4.9%	
900	Blackrock Inc	401,076
4,500	Global Life Inc	430,920
3,500	JPMorgan Chase & Co	411,915
26,900	Regions Financial Corp	$ 425,558
		1,669,469
	Food & Beverage -- 2.7%	
7,400	Coca-Cola Co	402,856
3,300	McCormick & Co Inc (Non-Vtg)	515,790
		918,646
	Healthcare -- 2.1%	
7,300	Cardinal Health Inc	344,487
1,200	Cooper Companies Inc	356,400
		700,887
	Industrial Conglomerates -- 3.2%	
2,700	Honeywell International Inc	456,840
1,700	Roper Technologies Inc	606,220
		1,063,060
	Insurance -- 1.2%	
3,700	Allstate Corp	402,116
		402,116
	Media -- 1.4%	
3,500	The Walt Disney Co	456,120
		456,120
	Retail -- 6.0%	
350	Amazon.com Inc*	607,569
2,200	Costco Wholesale Corp	633,842
2,900	Mohawk Industries Inc*	359,803
4,400	Tiffany & Co	407,572
		2,008,786
	Services -- 8.4%	
350	Alphabet Inc - Class A*	427,399
3,800	Cintas Corp	1,018,780
5,900	Republic Services Inc	510,645
9,900	Waste Connections Inc	910,800
		2,867,624
	Transportation -- 3.8%	
5,600	CSX Corp	387,912
6,200	Expeditors Int'l of Washington Inc	460,598
12,500	Werner Enterprises Inc	441,250
		1,289,760
	Utilities -- 0.8%	
2,300	Atmos Energy Corp	261,947
		261,947

TOTAL EQUITIES (Cost: $ 19,434,879)	**27,492,149**
INVESTMENT COMPANY 17.9%	
6,033,580 Shares -- Fidelity Invest Money Market Gov Portfolio - Class I, 1.86%** (Cost: $6,033,580)	6,033,580
TOTAL INVESTMENTS (Cost: $25,468,459): 99.4%	**33,525,729**
CASH EQUIVALENTS/RECEIVABLE: 0.6%	
Cash	163,647
Dividends and Interest Receivable	47,582
TOTAL CASH EQUIVALENTS/ RECEIVABLES	**211,229**
TOTAL ASSETS	**33,736,958**
Less Liabilities:	-
NET ASSETS 100.0%	**$ 33,736,958**
VOLUMETRIC SHARES OUTSTANDING	**1,605,464**
NET ASSET VALUE,OFFERING & REDEMPTION PRICE PER SHARE	**$21.01**

Legend - *Non-income producing security. ** Variable Rate Security. The rate presented is as of Sep 30, 2019.

Other Information - At Sep 30, 2019, the cost of investment securities for income tax purposes was $19,434,879. Net unrealized appreciation aggregated, $8,057,269, of which $8,169,970 related to appreciated investment securities and $112,701 related to depreciated investment securities. For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Irene J. Zawitkowski

    Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio Co-Manager, CCO

Gabriel J. Gibs

    Chair Emeritus, Portfolio Co-Manager

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of September 30, 2019, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending September 30, 2019. Transfers are recognized at the end of the reporting periods.

ITEM 2.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.

EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

------------------------------------------------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By

/s/    Irene Zawitkowski

                                        October 11, 2019

           ------------------------------------------                           ----------------------------

       Irene Zawitkowski, CEO                                         Date

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/    Irene Zawitkowski

                                        October 11, 2019

           ------------------------------------------                           ----------------------------

       Irene Zawitkowski, CEO                                         Date

By

/s/    Jeffrey Gibs                                                     October 11, 2019

           ------------------------------------------                           ----------------------------

       Jeffrey Gibs, President                                           Date